Goodwill - Summary of Goodwill Allocated to Segments (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 10,552	£ 10,597	£ 10,562
Pharmaceuticals [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	4,228	4,245
Vaccines [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,264	1,295
Consumer Healthcare [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 5,060	£ 5,057